OPERATING SEGMENTS - Material non-cash items other than depreciation and amortization by segment (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating segments [Line Items]
Foreclosed assets received from impaired loans	$ 359,590	$ 399,993	$ 250,138
Provisions	3,385,181	3,851,625	3,468,699
Banking Colombia
Operating segments [Line Items]
Foreclosed assets received from impaired loans	267,989	271,695	163,274
Provisions	2,566,925	3,368,901	3,182,198
Banking Panama
Operating segments [Line Items]
Foreclosed assets received from impaired loans	59,096	84,390	39,486
Provisions	415,339	258,983	62,502
Banking El Salvador
Operating segments [Line Items]
Foreclosed assets received from impaired loans	17,566	15,782	16,191
Provisions	80,758	97,182	109,846
Banking Guatemala
Operating segments [Line Items]
Foreclosed assets received from impaired loans	13,882	9,377	7,157
Provisions	330,161	136,923	124,978
Trust
Operating segments [Line Items]
Foreclosed assets received from impaired loans	0
Provisions	205	826	548
Investment banking
Operating segments [Line Items]
Foreclosed assets received from impaired loans	0
Provisions	251	135	(467)
Brokerage
Operating segments [Line Items]
Foreclosed assets received from impaired loans	0
Provisions	4,363	(155)	147
Off shore
Operating segments [Line Items]
Foreclosed assets received from impaired loans	1,057	6,376
Provisions	(20,356)	(18,300)	(5,477)
All other segment
Operating segments [Line Items]
Foreclosed assets received from impaired loans	0	12,373	24,030
Provisions	$ 7,535	$ 7,130	$ (5,576)